Bank Credit and Loans	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Bank Credit and Loans

NOTE 7:-	BANK CREDIT AND LOANS

A.	Loans and convertible note from shareholders:

	June 30, 2017	December 31, 2016
	Unaudited

Convertible note from shareholders	$3,175	$3,175
Less: debt discount	(84)	(103)

	$3,091	$3,072

In May 2016, as part of the investment transaction (see Note 1d), the Investor agreed to grant the Company an option, exercisable in the discretion of either the Investor or the Company, to obtain a convertible loan from the Investor in the principal amount of up to $3,175, which may be used solely for the purpose of the repayment of the outstanding convertible loan and accrued interest to its former controlling shareholder due on August 31, 2016.

In June 2016, the Company obtained the loan from the Investor and repaid the outstanding loan balance due to its former controlling shareholder in the amount of $2,988 including accrued interest of $247.

The convertible loan bears interest of LIBOR+6%, which is payable on a quarterly basis.

During the term of the loan, the Investor had the right, but not the obligation, at its sole discretion, to convert the then remaining convertible loan amount into Ordinary shares, par value NIS 0.015, at a price per share equal to the lower of: (i) $2.40, or (ii) a five percent (5%) discount to the FMV (the average of the closing prices of the Company’s Ordinary shares over the 5 consecutive trading days ending on the last trading day prior to the date of conversion), but in no event less than $0.47.

The Company recorded a beneficial conversion feature related to the June 2016 convertible loan as debt discount in the amount of $123. The discount is amortized over the term of the convertible loan using the interest method.

In August 2017, the Investor converted the loan into 1,322,917 Ordinary shares pursuant to a convertible loan agreement dated May 16, 2016. The conversion price was $2.40 per share.

B.	Bank Credit:

The Company may secure borrowing with one of its banks against specific accounts receivables of up to $2,250, out of which, $522 was utilized as of June 30, 2017. The annual average interest rate on the lines of credit is LIBOR + 3.5% at June 30, 2017. In addition, the Company has a line of credit for customers’ guarantees of $945, which was fully utilized as of June 30, 2017. The guarantees are secured by a first priority floating charge on all of the Company’s assets and, unpaid share capital and insurance rights (rights to proceeds on insured assets in the event of loss).

The agreements with the banks prohibit the Company from: (i) selling or otherwise transferring any assets except in the ordinary course of business, (ii) placing a lien on the Company’s assets without the bank’s consent, or (iii) declaring dividend to its shareholders.